Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

May 1, 2009

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of
Eaton Vance Diversified Income Fund (the “Fund”)
Post-Effective Amendment No. 143 (1933 Act File No. 2-90946)
Amendment No. 146 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment is being filed to reflect a change in the Fund’s investment objective and the adoption of new investment policies, including a policy to invest, under normal market conditions, at least 85% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. Under its new policies, the Fund will no longer be subject to a fixed allocation, but will be actively managed by its portfolio managers. As reflected in the attached Amendment, the Fund will now be included in a new-stand alone prospectus. The Amendment is not being filed on behalf of the other funds contained in the current combined prospectus and SAI.

     Because of the changes described above and the Fund’s new stand-alone prospectus, the Amendment has not been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 139 filed with the Securities and Exchange Commission (the “Commission”) on February 26, 2009 (Accession No. 0000940394-09-000139). The Registrant hereby respectfully requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, updated financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions about this filing, please contact the undersigned at (617) 672-8570 or fax (617) 672-1570.

Very truly yours, /s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President